NUVEEN Exchange-Traded Funds

NOVEMBER 30, 1997

SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NPG
Georgia

NMY
Maryland

NNC
North Carolina

NPV
Virginia

Photo of: people in a boat.

Contents

 1   Dear Shareholder
 3   Answering Your Questions
 7   NPG Performance Overview
 8   NMY Performance Overview
 9   NNC Performance Overview
10   NPV Performance Overview
11   Shareholder Meeting Report
13   Portfolio of Investments
29   Statement of Net Assets
31   Statement of Operations
33   Statement of Changes in Net Assets
35   Notes to Financial Statements
40   Financial Highlights
44   Fund Information

INSERT:

New from Nuveen THE NUVEEN RITTENHOUSE GROWTH FUND

     General Electric. Johnson & Johnson. Gillette. Familiar names to be sure. And the sort of established "blue chip" companies our new growth fund invests in. For many, these are the holdings that belong at the core of a well-constructed portfolio. Why? They provide attractive long-term growth potential plus the benefits of investing in companies you know and trust.

     The fund is managed by Rittenhouse Financial Services, a premier growth manager selected by Nuveen for their proven track record and disciplined investment process. The portfolio team focuses on companies that are global industry leaders - household names with a history of strength and consistent growth.

     Sound reassuring? Ask your financial adviser today about the fund and Nuveen's growing family of equity, balanced and income mutual funds. Or call
(800) 621-7227 to receive an investor guide, containing a prospectus which provides more complete information, including charges and expenses. Please read it carefully before you invest.

(See other side for a Nuveen product listing)

NUVEEN INVESTMENTS CAN HELP YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen Rittenhouse Growth Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNIPREFERRED(R)
PRIVATE ASSET MANAGEMENT


For more information about any of these Nuveen products, including charges and expenses, call your financial adviser for a prospectus where available, or call Nuveen at (800) 621-7227.

Please read it carefully before you invest.

Dear Shareholder

Photo of: TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD

Wealth takes a lifetime to build. Once achieved, it should be preserved.

It's a pleasure to report to you on the performance of your Nuveen exchange-traded funds. Over the past 12 months, the funds have performed well, rewarding shareholders with dependable tax-free income and attractive returns.

Investors in the funds continued to enjoy tax-free dividends generated by each fund's portfolio of municipal bonds. As of November 30, 1997, shareholders were receiving current market yields that ranged from 5.27% to 5.58%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 7.64% on taxable alternatives. Dividend stability continues to be a hallmark of your Nuveen exchange-traded funds, as the dividends for the four funds in this report were declared a total of 48 times over the past year with only two modest adjustments.

For the 12 months ended November 30, 1997, the total return on these funds ranged from 8.14% to 9.57%, providing taxable-equivalent returns of 11.10% to 12.97% for investors in the combined 31% federal and applicable state tax bracket. For shareholders in higher federal tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 7-10.

THE YEAR IN REVIEW
Over the past year, American investors have benefited from robust economic growth with little evidence of inflationary pressures. With unemployment rates at 20-year lows and the current economic expansion entering its seventh year, the presence of benign inflation has sparked debate over whether the traditional link between growth and inflation has been broken. During 1997, expectations that excess growth would generate inflation disrupted the markets on several occasions, most notably following the Federal Reserve's interest rate tightening in March and speeches by Chairman Greenspan. Still, falling commodity prices kept producer prices in check, while low import prices--due in part to the weakness in Asian markets--limited U.S. companies' ability to raise consumer prices. This combination has kept inflation subdued and the Federal Reserve "on hold" since March. The reduction in the federal deficit and passage of the Taxpayer Relief Act of 1997 offer additional encouragement to long-term fixed-income investors.

HELPING YOU BUILD A BETTER PORTFOLIO
The events of 1997 have also focused renewed attention on the need for diversification and appropriate asset allocation. Stock market volatility, especially late in the year, provided a vivid illustration of the steadying effect that fixed-income investments can provide in a well-constructed investment portfolio. Nuveen exchange-traded funds provide an excellent balance to other equity and bond investments, and their current yields make them very attractive.

You already know that you can rely on Nuveen to provide the tax-advantaged investments you need to achieve your investment goals. Your financial adviser can also introduce you to a variety of other Nuveen products and services designed to round out your portfolio of core investments, including the Nuveen Growth and Income Stock Fund and two balanced stock and bond funds. In addition, we recently expanded our private asset management capabilities through the acquisition of Rittenhouse Financial Services, a well-respected growth investment manager. We encourage you to talk to your financial adviser about ways you can complement your current Nuveen investment by taking advantage of these additional products and services.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to our next report to you.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board

January 15, 1998


SIDE BAR TEXT:
"The funds have performed well, rewarding share holders with dependable tax-free income and attractive returns."

Answering Your Questions


TED NEILD, MANAGING DIRECTOR OF NUVEEN'S PORTFOLIO MANAGEMENT TEAM, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED THE PERFORMANCE OF THE FUNDS OVER THE PAST YEAR.




WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF MUNICIPAL BONDS OVER THE PAST YEAR?
In 1997, the performance of the municipal bond market was influenced by three major factors: the continued strength of the U.S. economy, minimal inflation and volatility in the equity markets. These factors contributed to a positive environment for fixed-income investments, including municipal issues.

Between December 1996 and November 1997, the yield on 30-year Treasury bonds dropped from 6.36% to 6.05%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.63% to 5.36%. The spread between tax-free municipal bonds and taxable Treasury bonds remained tight, making municipal bonds very attractive.

HOW HAVE THE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, the total return for these funds ranged from 8.14% to 9.57% for the 12 months ended November 30, 1997. This compares with the one-year return of 8.66% for the Lehman Municipal Bond Index.

The performance of the Nuveen funds covered in this report is especially noteworthy in view of the fact that they were originally constructed in a higher interest rate environment. This means that a large number of bonds in the portfolios are currently valued at substantial premiums. These bonds offer the benefit of additional price stability in volatile markets, but their upside potential during market rallies can be limited.

HOW DOES THE USE OF LEVERAGE IMPACT THE FUNDS' DIVIDENDS?
All of the funds in this report use leverage as an additional way to enhance income for common shareholders. Leveraged funds issue short-term preferred shares, which is similar to borrowing money at short-term rates and then investing the proceeds in long-term bonds. The difference in rates boosts the dividend for common shareholders. The dividends of leveraged funds can also be affected by a sudden or prolonged rise in short-term interest rates. As short-term rates increase, preferred shareholders enjoy higher dividends, and less income is available for common shareholders.

WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
While credit spreads remain tight, we will continue to purchase bonds with good credit quality at yields that are similar to those of bonds with lower ratings. During the past year, as yield differentials between AAA and BBB bonds narrowed, the funds would not have been adequately compensated for the additional risk involved in buying bonds at the lower end of the rating spectrum. We were able to buy more highly rated bonds without sacrificing much yield, thereby enhancing the credit quality of our portfolios. We believe that if credit spreads widen again, these high-quality issues will increase in value relative to lower-rated bonds.



SIDE BAR TEXT:
" By identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market, we believe the portfolio will be positioned to deliver above-market performance."

We will also continue to look for individual bonds that offer good long-term value and the potential for relative price appreciation. If we succeed in identifying individual bonds with current yields, prices, credit quality and future prospects that are exceptionally attractive relative to other bonds in the market, the portfolios will be positioned to deliver above-market performance. Our search, backed by outstanding resources of the Nuveen Research Department, emphasizes three strategic sectors:

o Healthcare: Increasing competitive pressures in this industry will result in some attrition. We are selective in buying only the bonds of the strongest issues that we believe will show favorable price movement as the market recognizes their value.

o Public Utilities: Deregulation of this sector is creating opportunities for the research-intensive bond buying in which Nuveen excels. We are currently focusing on bonds issued by utility companies that we believe are strong enough to weather the deregulation process and the increased risk of credit quality realignments.

o Housing: Because the timing of cash flows can be uncertain, these bonds carry some additional risk. However, we believe this is one of the few sectors of the municipal market in which our portfolios are still compensated for assuming that incremental risk.



SIDE BAR TEXT:
" We are currently focusing on bonds issued by utility companies that we believe are strong enough to weather the deregulation process and the increased risk of credit quality realignments."

Whenever possible, we will also pursue strategies aimed at enhancing the structure of the Nuveen exchange-traded funds. Specifically, this means upgrading call protection. By selling bonds with shorter call protection, we can re-deploy assets into bonds with longer protection and better yields, thereby extending call protection and supporting the funds' embedded yields. We will also be exploring opportunities to purchase discount bonds, which can enhance the potential for price appreciation, extend duration, and provide additional income stability if interest rates continue to decline.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
Looking at the year ahead, we believe a potential for weakness exists in the economy, as evidenced by continuing volatility in the equity market, layoffs that are beginning to reach a national level, and a shortage of raw material supplies. These factors could increase the demand for municipal bonds.



SIDE BAR TEXT:
" We will also be exploring opportunities to purchase discount bonds, which can enhance the potential for price appreciation, extend duration, and provide additional income stability if interest rates continue to decline."

Nuveen Georgia Premium Income Municipal Fund
Performance Overview
As of November 30, 1997

NPG



FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           5/93
---------------------------------------------
Share Price                           14 3/16
---------------------------------------------
Net Asset Value                        $14.33
---------------------------------------------
Current Market Yield                    5.58%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)                      18.09%
---------------------------------------------
Taxable Equivalent Yield (Federal
   and State)(1)                        8.58%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)               $81,129
---------------------------------------------
Average Weighted Maturity (Years)       22.06
---------------------------------------------
Average Weighted Duration (Years)        7.18
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  9.44%
---------------------------------------------
3-Year                                 16.78%
---------------------------------------------
Since Inception                         6.18%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 12.56%
---------------------------------------------
3-Year                                 20.04%
---------------------------------------------
Since Inception                         9.22%
---------------------------------------------




1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state income tax rate of 35%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.





PIE CHARTS:

Credit Quality
AAA/Pre-refunded                          61%
A                                         17%
AA                                        17%
BBB/NR                                     5%



Diversification
Education                                  7%
Utilities                                  5%
Escrowed Bonds                            11%
Other                                      6%
Water & Sewer                             12%
Transportation                             3%
Health Care                               13%
General Obligation                        19%
Industrial Development                     3%
Housing                                   21%



BAR CHART:

Dividend History
12/96                      0.0635
1/97                       0.0635
2/97                       0.065
3/97                       0.065
4/97                       0.065
5/97                       0.065
6/97                       0.065
7/97                       0.065
8/97                       0.066
9/97                       0.066
10/97                      0.066
11/97                      0.066

Nuveen Maryland Premium
Income Municipal Fund
Performance Overview
As of November 30, 1997

NMY


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           3/93
---------------------------------------------
Share Price                           14 9/16
---------------------------------------------
Net Asset Value                        $14.34
---------------------------------------------
Current Market Yield                    5.27%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)                      17.64%
---------------------------------------------
Taxable Equivalent Yield (Federal
   and State)(1)                        8.05%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $227,783
---------------------------------------------
Average Weighted Maturity (Years)       17.80
---------------------------------------------
Average Weighted Duration (Years)        6.41
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  8.14%
---------------------------------------------
3-Year                                 16.21%
---------------------------------------------
Since Inception                         5.94%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 11.10%
---------------------------------------------
3-Year                                 19.37%
---------------------------------------------
Since Inception                         8.87%
---------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 34.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS:

Credit Quality
AAA                                       56%
AA                                        22%
A                                         18%
BBB/NR                                     4%



Diversification
Pollution Control                          8%
Health Care                               13%
Transportation                             8%
Other                                     19%
Education                                  7%
General Obligation                        19%
Lease Rental                               5%
Housing                                   21%


BAR CHART:

Dividend History
12/96                      0.066
1/97                       0.066
2/97                       0.066
3/97                       0.066
4/97                       0.066
5/97                       0.066
6/97                       0.066
7/97                       0.066
8/97                       0.066
9/97                       0.066
10/97                      0.066
11/97                      0.066

Nuveen North Carolina Premium
Income Municipal Fund
Performance Overview
As of November 30, 1997

NNC


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           5/93
---------------------------------------------
Share Price                           14 7/16
---------------------------------------------
Net Asset Value                        $14.22
---------------------------------------------
Current Market Yield                    5.49%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)                      17.96%
---------------------------------------------
Taxable Equivalent Yield (Federal
   and State)(1)                        8.65%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $135,501
---------------------------------------------
Average Weighted Maturity (Years)       22.40
---------------------------------------------
Average Weighted Duration (Years)        7.78
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  9.57%
---------------------------------------------
3-Year                                 16.72%
---------------------------------------------
Since Inception                         5.83%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 12.97%
---------------------------------------------
3-Year                                 20.20%
---------------------------------------------
Since Inception                         9.04%
---------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state rate income tax of 36.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 36.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS:

Credit Quality
AAA/Pre-refunded                          35%
AA                                        34%
A                                         22%
BBB/NR                                     9%


Diversification
Escrowed Bonds                             9%
Other                                      8%
Water & Sewer                              9%
Education                                  8%
Utilities                                 10%
General Obligation                         6%
Lease Rental                              11%
Industrial Development                     4%
Housing                                   13%
Pollution Control                          3%
Health Care                               19%



BAR CHART:

Dividend History
12/96                      0.066
1/97                       0.066
2/97                       0.066
3/97                       0.066
4/97                       0.066
5/97                       0.066
6/97                       0.066
7/97                       0.066
8/97                       0.066
9/97                       0.066
10/97                      0.066
11/97                      0.066

Nuveen Virginia Premium
Income Municipal Fund
Performance Overview
As of November 30, 1997

NPV




FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           3/93
---------------------------------------------
Share Price                          14 13/16
---------------------------------------------
Net Asset Value                        $14.70
---------------------------------------------
Current Market Yield                    5.55%
---------------------------------------------
Taxable Equivalent Yield
   (Federal Only)                      18.04%
---------------------------------------------
Taxable Equivalent Yield (Federal
   and State)(1)                        8.54%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $189,195
---------------------------------------------
Average Weighted Maturity (Years)       23.76
---------------------------------------------
Average Weighted Duration (Years)        6.82
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  9.13%
---------------------------------------------
3-Year                                 16.82%
---------------------------------------------
Since Inception                         6.82%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 12.32%
---------------------------------------------
3-Year                                 20.21%
---------------------------------------------
Since Inception                         9.99%
---------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state income tax rate of 35%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS:

Credit Quality
AAA                                       31%
AA                                        42%
A                                         23%
BBB/NR                                     4%


Diversification
Escrowed Bonds                             8%
General Obligation                        11%
Transportation                             7%
Other                                     14%
Education                                  7%
Housing                                   14%
Pollution Control                          4%
Water & Sewer                              15%
Lease Rental                               3%
Health Care                               17%


BAR CHART:

Dividend History
12/96                      0.0685
1/97                       0.0685
2/97                       0.0685
3/97                       0.0685
4/97                       0.0685
5/97                       0.0685
6/97                       0.0685
7/97                       0.0685
8/97                       0.0685
9/97                       0.0685
10/97                      0.0685
11/97                      0.0685

Shareholder Meeting Report
Annual Meeting Date: November 30, 1997
                                                         GEORGIA PREMIUM                     MARYLAND PREMIUM
--------------------------------------------------------------------------------------------------------------------
                                                                 Preferred                    Preferred    Preferred
                                                      Common        Shares         Common        Shares       Shares
                                                      Shares     Series-Th         Shares     Series-Th     Series-W
--------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                          3,520,136         1,062      9,672,491         1,752        1,403
      Withhold                                        25,913            26         88,997             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
LAWRENCE H. BROWN
      For                                          3,520,803         1,062      9,672,425         1,752        1,403
      Withhold                                        25,246            26         89,063             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
ANTHONY T. DEAN
      For                                          3,520,803         1,062      9,675,726         1,752        1,403
      Withhold                                        25,246            26         85,762             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
ANNE E. IMPELLIZZERI
      For                                          3,520,803         1,062      9,674,962         1,752        1,403
      Withhold                                        25,246            26         86,526             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
PETER R. SAWERS
      For                                          3,520,803         1,062      9,675,856         1,752        1,403
      Withhold                                        25,246            26         85,632             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
JUDITH M. STOCKDALE
      For                                          3,520,136         1,062      9,669,001         1,752        1,403
      Withhold                                        25,913            26         92,487             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
WILLIAM J. SCHNEIDER
      For                                                 --         1,062             --         1,752        1,403
      Withhold                                            --            26             --             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                             --         1,088             --         1,757        1,404
TIMOTHY R. SCHWERTFEGER
      For                                                 --         1,062             --         1,752        1,403
      Withhold                                            --            26             --             5            1
--------------------------------------------------------------------------------------------------------------------
        Total                                              --        1,088             --         1,757        1,404
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                          3,489,205         1,059      9,597,528         1,746        1,387
      Against                                          9,217             1         43,219             3            1
      Abstain                                         47,627            28        120,741             8           16
--------------------------------------------------------------------------------------------------------------------
        Total                                      3,546,049         1,088      9,761,488         1,757        1,404
                                                      NORTH CAROLINA PREMIUM                VIRGINIA PREMIUM
---------------------------------------------------------------------------------------------------------------------
                                                                  Preferred                    Preferred    Preferred
                                                        Common       Shares         Common        Shares       Shares
                                                        Shares    Series-Th         Shares     Series-Th     Series-T
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                          5,796,384         1,839      7,793,850         1,711        820
      Withhold                                        35,604            24         38,997             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                      5,831,988         1,863      7,832,847         1,712        822
LAWRENCE H. BROWN
      For                                          5,795,473         1,839      7,793,850         1,711        820
      Withhold                                        36,515            24         38,997             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988        1,863      7,832,847         1,712        822
ANTHONY T. DEAN
      For                                           5,796,912        1,839      7,793,850         1,711        820
      Withhold                                         35,076           24         38,997             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988        1,863      7,832,847         1,712        822
ANNE E. IMPELLIZZERI
      For                                           5,796,001        1,839      7,792,595         1,711        820
      Withhold                                         35,987           24         40,252             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988        1,863      7,832,847         1,712        822
PETER R. SAWERS
      For                                           5,796,001        1,839      7,793,850         1,711        820
      Withhold                                         35,987           24         38,997             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988        1,863      7,832,847         1,712        822
JUDITH M. STOCKDALE
      For                                           5,795,384        1,839      7,789,857         1,711        820
      Withhold                                         36,604           24         42,990             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988         1,863     7,832,847         1,712        822
WILLIAM J. SCHNEIDER
      For                                                  --         1,839            --         1,711        820
      Withhold                                             --            24            --             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                              --         1,863            --         1,712        822
TIMOTHY R. SCHWERTFEGER
      For                                                  --         1,839            --         1,711        820
      Withhold                                             --            24            --             1          2
------------------------------------------------------------------------------------------------------------------
        Total                                              --         1,863            --         1,712        822
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                           5,779,758         1,839     7,788,837         1,710        822
      Against                                          21,313           23         10,448            --         --
      Abstain                                          30,917            1         33,562             2         --
------------------------------------------------------------------------------------------------------------------
        Total                                       5,831,988        1,863      7,832,847         1,712        822

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN GEORGIA PREMIUM
INCOME MUNICIPAL FUND (NPG)


 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              EDUCATIONAL FACILITIES - 7.3%

              Urban Residential Finance Authority of the City of Atlanta,
              Georgia, Dormitory Facility Refunding Revenue Bonds (Morehouse
              College Project), Series 1995:
 $1,210,000     5.750%, 12/01/20                                              12/05 at 102       Aaa     $1,260,457
  1,375,000     5.750%, 12/01/25                                              12/05 at 102       Aaa      1,432,338

  1,555,000   Development Authority of DeKalb County Revenue Bonds (Emory University Project),
                Series 1994-A, 6.000%, 10/01/14                               10/04 at 102       Aa1      1,673,740

  1,550,000   Private Colleges and Universities Authority Revenue Bonds (Georgia), (Agnes Scott
                College Project), Series 1993, 5.625%, 6/01/23                 6/03 at 102       AA-      1,581,822

              ESCROWED BONDS - 10.7%

  3,115,000   City of Albany (Georgia), Sewerage System Revenue Bonds, Series 1992,
                6.625%, 7/01/17 (Pre-refunded to 7/01/02)                      7/02 at 102       Aaa      3,467,026

  1,500,000   Development Authority of Burke County, Pollution Control Revenue Refunding Bonds
                (Oglethorpe Power Corporation Vogtle Project), Series 1992, 7.700%, 1/01/06
                (Pre-refunded to 1/01/03)                                      1/03 at 103       Aaa      1,760,715

  1,000,000   The Medical Center Hospital Authority (Columbus, Georgia), Revenue Anticipation
                Certificates, Series 1979, 7.750%, 7/01/10                    No Opt. Call       AAA      1,214,680

  2,000,000   Fulco Hospital Authority, Revenue Anticipation Certificates
                (Georgia Baptist Health Care System Project), Series 1992A,
                6.375%, 9/01/22 (Pre-refunded to 9/01/02)                      9/02 at 102   Baa1***      2,204,360

              GENERAL OBLIGATION BONDS - 18.4%

  1,175,000   City of Atlanta, Georgia, General Obligation School Improvement Bonds, Series 1993,
                5.600%, 12/01/18                                              12/03 at 102        AA      1,213,164

    500,000   City of Atlanta (Georgia), General Obligation Bonds Public Improvement Bonds, Series
                1994A, 6.100%, 12/01/19                                       12/04 at 102        AA        541,420

  1,000,000   Downtown Development Authority of the City of Atlanta (Georgia), Refunding Revenue
                Bonds (Underground Atlanta Project), Series 1992,
                6.250%, 10/01/12                                              10/02 at 102        AA      1,084,130

  3,000,000   Solid Waste Management Authority of the City of Atlanta Revenue Bonds (Landfill
                Closure Project), Series 1996, 5.250%, 12/01/21               12/06 at 100        AA      3,002,130

    500,000   Fulton County School District, General Obligation Refunding Bonds, Series 1991,
                6.375%, 5/01/17                                               No Opt. Call        AA        576,630

  2,000,000   The Fulton-DeKalb Hospital Authority (Georgia), Revenue Refunding Certificates, Series
                1993, 5.500%, 1/01/20                                          7/03 at 102       Aaa      2,008,500

  3,500,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General Obligation
                Bonds), 5.400%, 7/01/25                                    7/06 at 101 1/2         A      3,484,880

  3,000,000   County Board of Education of Richmond County (Georgia), General Obligation School
                Bonds, Series 1997, 5.950%, 11/01/26                           5/98 at 100       Aaa      3,010,080

              HEALTH CARE FACILITIES - 12.6%

  3,000,000   Hospital Authority of Albany-Dougherty County, Georgia, Revenue Bonds (Phoebe Putney
                Memorial Hospital), Series 1993, 5.700%, 9/01/13               9/03 at 102       Aaa      3,121,560

  1,965,000   The Hospital Authority of Hall County and the City of Gainsville, Revenue Anticipation
                Certificates (Northeast Georgia Healthcare Project),
                Series 1995, 6.000%, 10/01/25                                 10/05 at 102       Aaa      2,090,976

  3,000,000   The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates
                (Southeast Georgia Health Systems Project), Series 1996,
                5.250%, 8/01/13                                                8/06 at 102       Aaa      3,033,990

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              HEALTH CARE FACILITIES - CONTINUED

$ 2,000,000   Gwinnett County Hospital Authority, Gwinnett Hospital System Project, Revenue
                Anticipation Certificates, Series 1977A, 5.250%, 9/01/27       9/07 at 101       AAA     $1,979,020

              HOUSING FACILITIES - 20.6%

  2,995,000   Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1994 Series A
                (FHA Insured or VAGuaranteed Mortgage Loans), 6.500%, 12/01/17 (Alternative
                Minimum Tax)                                                  12/04 at 102       AA+      3,165,086

    500,000   Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1996 Series A
                Subseries A-2, 6.450%, 12/01/27 (Alternative Minimum Tax)      6/06 at 102       AA+        531,780

  2,000,000   Clayton County Housing Authority, Multifamily Housing Revenue Bonds, Spring Lake
                Apartments Project, 8.125%, 12/01/05 (Mandatory put 12/01/97) No Opt. Call      Baa1      2,005,900

  1,145,000   Housing Authority of Clayton County (Georgia), Multifamily Housing Revenue Bonds, Series
                1995 (The Advantages Project), 5.800%, 12/01/20               12/05 at 102       AAA      1,170,282

  3,400,000   Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds
                (The Lakes at Indian Creek Apartments Project), Series 1994, 7.150% 1/01/25
                (Alternative Minimum Tax)                                      1/05 at 102       Aaa      3,708,856

    995,000   Housing Authority of the City of Decatur Mortgage Revenue Refunding Bonds, Series 1992A
                (FHA Insured Mortgage Loan-Park Trace Apartments, Section 8 Assisted Project),
                6.450%, 7/01/25                                                7/02 at 102       Aaa      1,040,462

    540,000   Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), Series 1995A, 6.550%, 3/01/18
                (Alternative Minimum Tax)                                      3/05 at 102       AAA        574,603

  3,000,000   Macon-Bibb County Urban Development Authority, Multifamily Housing Refunding Revenue
                Bonds, Series 1997A, 5.550%, 1/01/24                           1/04 at 103       Aaa      3,015,570

  1,500,000   Housing Authority of the City of Marietta, Georgia, Multifamily Housing Revenue Bonds
                (GNMACollateralized - Country Oaks Apartments), Series 1996, 6.150%, 10/20/26
                (Alternative Minimum Tax)                                     10/06 at 102       AAA      1,554,120

              INDUSTRIAL DEVELOPMENT REVENUE - 2.6%

  2,000,000   Development Authority of Cartersville (Georgia), Sewage Facilities
                Refunding Revenue Bonds (Anheuser-Busch Project), Series 1997,
                6.125%, 5/01/27 (Alternative Minimum Tax)                      5/07 at 102        A1      2,097,920

              OTHER REVENUE - 3.6%

  1,250,000   Cobb-Marietta Coliseum and Exhibit Hall Authority (Georgia), Revenue Refunding Bonds,
                Series 1993, 5.500%, 10/01/12                                 No Opt. Call       Aaa      1,323,613

  1,000,000   Metropolitan Atlanta Rapid Transit Authority (Georgia), Sales Tax Revenue Bonds,
                Refunding Series P, 6.250%, 7/01/20                           No Opt. Call       Aaa      1,145,520

    500,000   Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series W,
                5.250%, 7/01/20                                                7/03 at 101 1/2     A        488,340

              POLLUTION CONTROL FACILITIES - 2.6%

  2,000,000   Development Authority of Monroe County (Georgia), Pollution Control Revenue Bonds
                (Gulf Power Company Plant Scherer Project), First Series 1994,
                6.300%, 9/01/24                                                9/99 at 102        A1      2,079,040

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              TRANSPORTATION - 3.4%

 $1,000,000   City of Atlanta, Airport Facilities Revenue Refunding Bonds, Series 1994A,
                6.500%, 1/01/09                                               No Opt. Call       Aaa     $1,150,410

  1,500,000   City of Atlanta, Airport Facilities Revenue Bonds, Series 1990, 6.250%, 1/01/21
                (Alternative Minimum Tax)                                      1/01 at 102       Aaa      1,578,330

              UTILITIES - 4.8%

  1,900,000   Municipal Electric Authority of Georgia, General Power Revenue Bonds, 1992B Series,
                5.500%, 1/01/18                                                1/03 at 100       Aaa      1,921,735

  1,750,000   Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover
                Series, 6.400%, 1/01/09                                       No opt. Call        A+      1,954,977

              WATER/SEWER FACILITIES - 11.3%

  2,500,000   City of Albany (Georgia), Sewerage System Revenue Bonds,
                Series 1997, 5.600%, 7/01/19                                   7/07 at 102      Aaa       2,570,750

  3,450,000   Atlanta Water and Sewerage System 5.000%, 1/01/15                1/04 at 102        A1      3,383,794

  2,000,000   Douglasville-Douglas County Water and Sewer Authority (Georgia), Water and Sewerage
                Revenue Bonds, Series 1993, 5.625%, 6/01/15                   No Opt. Call       Aaa      2,131,400

  1,000,000   City of Milledgeville (Georgia), Water and Sewerage Revenue and Refunding Bonds,
                Series 1996, 6.000%, 12/01/21                                 No Opt. Call       Aaa      1,120,810

$75,870,000   Total Investments - (cost $74,338,121) - 97.9%                                             79,454,916
===========
              Temporary Investments in Short-Term Municipal Securities - 0.1%

$   100,000   Development Authority of Burke County (Georgia), Georgia Power                  VMIG-1        100,000
===========     Company Plant Vogtle Project, Variable Rate Demand Bonds,
                Second Series 1994, 3.800%, 7/01/24+
              Other Assets Less Liabilities - 2.0%                                                        1,573,675
              Net Assets - 100%                                                                         $81,128,591
              =====================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.

The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN MARYLAND PREMIUM
INCOME MUNICIPAL FUND (NMY)
 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              EDUCATIONAL FACILITIES - 7.2%

              Maryland Health and Higher Educational Facilities Authority,
              Refunding Revenue Bonds, John Hopkins University Issue, Series
              1997:
 $1,000,000     5.625%, 7/01/17                                                7/07 at 102       Aa2      $1,039,250
  2,000,000     5.625%, 7/01/27                                                7/07 at 102       Aa2       2,062,640

  9,445,000   Morgan State University, Maryland, Academic Fees and Auxiliary Facilities Fees, Revenue
                Refunding Bonds, 1993 Series, 6.100%, 7/01/20                 No Opt. Call       Aaa      10,756,533

  2,500,000   University of Maryland System, Auxiliary Facility and Tuition Revenue Bonds, 1993
                Refunding Series C, 5.000%, 10/01/10                          10/03 at 101       AA+       2,520,800

              ESCROWED BONDS - 2.3%

  3,000,000   Mayor and City Council of Baltimore, Maryland, Project and Refunding Revenue Bonds
                (Wastewater Projects), Series 1990-A, 6.500%, 7/01/20
                (Pre-refunded to 7/01/00)                                      7/00 at 100       Aaa      3,177,840

  1,000,000   Puerto Rico Aquaduct and Sewer Authority, Revenue Bonds, Series 1988A,
                7.875%, 7/01/17 (Pre-refunded to 7/01/98)                      7/98 at 102       AAA      1,043,800

  1,000,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince George's
                Counties, Maryland), Water Supply Bonds of 1988 (Third Series), 7.100%, 12/01/02
                (Pre-refunded to 12/01/98)                                    12/98 at 102       Aaa      1,051,290

              GENERAL OBLIGATION BONDS - 18.1%

  2,000,000   State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 1993,
                Third Series (Capital Improvement and Refunding Bonds),
                4.600%, 7/15/07                                                7/03 at 101 1/2   Aaa      2,013,500

              The Maryland-National Capital Park and Planning Commission (Prince George's County,
              Maryland), General Obligation Bonds, Park Acquisition and Development Bonds,
              Series M-2:
    880,000     5.300%, 7/01/09                                                7/03 at 102        AA        910,510
    800,000     5.300%, 7/01/10                                                7/03 at 102        AA        823,216

  2,730,000   Anne Arundel County, General Obligation Bonds, Consolidated Water and Sewer,
                Series 1993, Refunding Series, 5.250%, 4/15/12                 4/03 at 102       AA+      2,774,909

  2,000,000   Baltimore County, Maryland, General Obligation Bonds, Baltimore County Pension
                Funding Bonds, 1991 Refunding Series, 6.700%, 7/01/11          7/98 at 102       Aaa      2,072,640

  2,000,000   Baltimore County, Maryland, General Obligation Bonds, Baltimore County Metropolitan
                District Bonds (64th Issue), 4.900%, 8/01/11                   8/03 at 102       Aaa      2,005,440

  1,000,000   City of Baltimore, Maryland (Mayor and City Council of Baltimore), General Obligation
                Serial Bonds, Consolidated Public Improvement Bonds of 1989 - Series B,
                7.150%, 10/15/08                                              No Opt. Call        A1      1,200,320

              City of Baltimore, Maryland (Mayor and City Council of Baltimore),
              General Obligation Consolidated Public Improvement Refunding Bonds
              of 1993 - Series D:
  1,130,000     6.000%, 10/15/03                                              No Opt. Call       Aaa      1,228,819
  1,305,000     6.000%, 10/15/05                                              No Opt. Call       Aaa      1,439,963
  1,415,000     6.000%, 10/15/06                                              No Opt. Call       Aaa      1,568,895

              Mayor and City Council of Baltimore (City of Baltimore, Maryland),
              General Obligation Consolidated Public Improvement Refunding Bonds
              of 1995 - Series A:
  1,200,000     7.375%, 10/15/03                                              No Opt. Call       Aaa      1,388,580
  5,000,000     7.250%, 10/15/04                                              No Opt. Call       Aaa      5,846,500

  1,000,000   City of Baltimore, Maryland (Mayor and City Council of Baltimore), General Obligation
                Serial Bonds, Consolidated Public Improvement Bonds of 1991 - Series C,
                6.375%, 10/15/07                                              No Opt. Call       Aaa      1,140,460

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              GENERAL OBLIGATION BONDS - CONTINUED

 $1,000,000   Prince George's County, Maryland, General Obligation Bonds, Consolidated Public
                Improvement Bonds, Series 1993, 5.750%, 3/15/09                3/03 at 102       Aaa      $1,060,220

  1,500,000   Prince George's County, Maryland, General Obligation, Consolidated Public
                Improvement Bonds, Series 1996, 6.000%, 3/15/05               No Opt. Call       Aaa       1,647,315

  1,000,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1997,
                6.000%, 7/01/26                                                7/07 at 101 1/2     A       1,069,710

  2,200,000   Puerto Rico Public Buildings Authority, Public Education and Health Facilities
                Refunding Bonds, Series M, Guaranteed by the Commonwealth of Puerto Rico,
                5.750%, 7/01/15                                                7/03 at 101 1/2     A       2,261,094

  2,500,000   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Series 1993-L,
                Commonwealth Guaranteed, 5.600%, 7/01/08                      No Opt. Call       Aaa       2,707,625

  1,780,000   Washington County Sanitary District, Refunding Bonds of 1993, Series F (Guaranteed
                by the Full Faith and Credit Pledge of the County Commissioners of Washington
                County), 5.375%, 1/01/15                                       1/03 at 102       Aaa       1,804,511

  1,100,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince
                George's Counties, Maryland), General Construction Refunding Bonds of 1991
                (Second Series), 8.000%, 1/01/02                              No Opt. Call       Aa1       1,254,253

  1,115,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince
                George's Counties, Maryland), Water Supply Bonds of 1992,
                6.200%, 6/01/09                                                6/02 at 102       Aa1       1,219,152

  1,250,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince
                George's Counties, Maryland), General Construction Refunding Bonds of 1991
                (Second Series), 6.100%, 1/01/04                               1/02 at 102       Aa1       1,346,225

  1,000,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince
                George's Counties, Maryland), Water Supply Refunding Bonds of 1993,
                5.250%, 12/01/11                                              12/03 at 102       Aa1       1,017,650

  1,500,000   Washington Suburban Sanitary District, Maryland (Montgomery and Prince
                George's Counties, Maryland), Sewage Disposal Bonds of 1993,
                5.375%, 6/01/12                                                6/03 at 102       Aa1       1,532,970

              HEALTH CARE FACILITIES - 13.0%

  1,990,000   Maryland Economic Development Corporation (Health and Mental Hygiene
                Providers Facilities Acquisition Program), Revenue Bonds, Series 1996A,
                7.625%, 4/01/21                                                4/11 at 102       N/R       2,007,452

  1,875,000   Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
                Good Samaritan Hospital Issue, Series 1993, 5.750%, 7/01/19    7/03 at 102        A1       1,937,719

  2,350,000   Maryland Health and Higher Education Facilities Authority, Project and
                Refunding Revenue Bonds, Sinai Hospital of Baltimore Issue, Series 1993,
                5.500%, 7/01/13                                                7/03 at 102       Aaa       2,417,375

  1,855,000   Maryland Health and Higher Educational Facilities Authority, Refunding Revenue
                Bonds, Francis Scott Key Medical Center Issue, Series 1993,
                5.000%, 7/01/13                                                7/03 at 102       Aaa       1,846,968

  3,125,000   Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,
                Howard County General Hospital Issue, Series 1993,
                5.500%, 7/01/25                                                7/03 at 102      Baa1       3,102,875

              City of Gaithersburg, Maryland, Hospital Facilities Refunding and
              Improvement Revenue Bonds (Shady Grove Adventist Hospital), Series
              1995:
  2,550,000     6.500%, 9/01/12                                               No Opt. Call       Aaa       2,973,377
  6,265,000     5.500%, 9/01/15                                                9/05 at 102       Aaa       6,435,847

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              HEALTH CARE FACILITIES - CONTINUED

              Prince George's County, Maryland, Project and Refunding Revenue
              Bonds (Dimensions Health Corporation Issue), Series 1994:
$ 3,000,000     5.375%, 7/01/14                                                7/04 at 102         A      $3,021,390
  6,000,000     5.300%, 7/01/24                                                7/04 at 102         A       5,940,600

              HOUSING FACILITIES - 20.1%

  1,150,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured
                Mortgage Loans), 1993 Series B, 6.625%, 5/15/23                5/03 at 102       Aa3      1,210,341

  1,000,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Multi-Family Housing Revenue Bonds
                (Insured Mortgage Loans), 1992 Series A, 6.850%, 5/15/33 (Alternative
                Minimum Tax)                                                   5/02 at 102       Aa3      1,057,460

  1,750,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program Bonds, 1993 Third
                Series, 4.950%, 4/01/06                                        4/04 at 102       Aa2      1,789,865

    895,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program Bonds, 1992 Fourth
                Series, 6.800%, 4/01/22 (Alternative Minimum Tax)              4/03 at 102       Aa2        953,810

  1,465,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program, 1994 First Series,
                5.900%, 4/01/11                                                4/04 at 102       Aa2      1,523,527

  1,000,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program Bonds, 1994 Fourth
                Series, 6.450%, 4/01/14                                        4/04 at 102       Aa2      1,062,780

  2,650,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program Bonds, 1994 Fifth
                Series, 6.750%, 4/01/26 (Alternative Minimum Tax)              4/04 at 102       Aa2      2,836,057

  1,000,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Single Family Program Bonds, 1989 Third
                Series, 7.375%, 4/01/26 (Alternative Minimum Tax)              4/99 at 102       Aa2      1,037,550

  3,075,000   Community Development Administration, Department of Housing and Community
                Development, State of Maryland, Multifamily Housing Revenue Bonds
                (Insured Mortgage Loans), 1993 Series D, 6.050%, 5/15/24       5/03 at 102        Aa      3,164,052

     25,000   Community Development Administration, Department of Economic and Community
                Development, State of Maryland, Multifamily Revenue Bonds, Series 1995 - B
                (Insured Mortgage Loans), 8.750%, 5/15/05                      5/98 at 100       Aa3         25,109

  1,000,000   Maryland Community Development Administration, Department of Housing and
                Community Development, Refunding Bonds, Series B, 6.200%, 4/01/22
                (Alternative Minimum Tax)                                      4/06 at 102       Aa2      1,045,730

  4,000,000   Anne Arundel County, Maryland, Multifamily Housing Revenue Bonds (Woodside
                Apartments Project), Series 1994, 7.450%, 12/01/24 (Alternative Minimum Tax)
                (Mandatory put 12/01/03)                                      No Opt. Call      BBB+      4,231,200

  1,795,000   County Commissioners of Charles County, Maryland Mortgage Revenue Refunding
                Bonds, Series 1995A (Holly Station IVTownhouses Project-FHAInsured Mortgage
                Loan), 6.450%, 5/01/26                                         5/05 at 102       AAA      1,920,381

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              HOUSING FACILITIES - CONTINUED

              Howard County, Maryland, Mortgage Revenue Refunding Bonds, Series
              1996A (FHA Insured Mortgage Loan-Normandy Woods III Apartments
              Project):
 $  700,000     6.000%, 7/01/17                                                7/06 at 102       AAA      $ 731,206
  2,000,000     6.100%, 7/01/25                                                7/06 at 102       AAA      2,090,340

  2,000,000   Housing Opportunities Commission of Montgomery County (Montgomery County,
                Maryland), Multifamily Housing Revenue Bonds, 1995 Series A,
                5.900%, 7/01/15                                                7/05 at 102        Aa      2,063,400

  1,500,000   Housing Opportunities Commission of Montgomery County (Montgomery County,
                Maryland), Multifamily Housing Revenue Bonds, 1996 Series B,
                5.900%, 7/01/26                                                7/06 at 102       Aaa      1,543,950

  2,000,000   Housing Opportunities Commission of Montgomery County (Montgomery County,
                Maryland), Single Family Mortgage Revenue Bonds, 1994 Series A,
                6.600%, 7/01/14                                                7/04 at 102       Aa2      2,119,420

    815,000   Housing Opportunities Commission of Montgomery County (Maryland), Single Family
                Mortgage Revenue Bonds, 1982 Series A, 7.000%, 7/01/14         1/98 at 100       Aa2        815,611

              Housing Authority of Prince George's County (Maryland), Mortgage
              Revenue Refunding Bonds, Series 1993A (Cherry Hill Apartments
              Project):
  1,090,000     5.900%, 9/20/10                                                9/03 at 102       AAA      1,134,123
  1,930,000     6.000%, 9/20/15                                                9/03 at 102       AAA      1,994,130

  1,000,000   Housing Authority of Prince George's County (Maryland), Mortgage Revenue Refunding
                Bonds, Series 1993A (GNMACollateralized-Stevenson Apartments Project),
                6.350%, 7/20/20                                                1/03 at 102       AAA      1,050,780

  1,165,000   Housing Authority of Prince George's County (Maryland), GNMA/FNMA Collateralized
                Single Family Mortgage Revenue Bonds, Series 1994A, 6.350%, 6/01/11 (Alternative
                Minimum Tax)                                                   6/04 at 102       AAA      1,229,133

  1,725,000   Housing Authority of Prince George's County (Maryland), FHLMC/FNMA/GNMA
                Collateralized Single Family Mortgage Revenue Bonds, Series 1997, 5.625%, 8/01/17
                (Alternative Minimum Tax)                                      8/07 at 102       AAA      1,741,767

  1,500,000   Housing Authority of Prince George's County (Maryland), Mortgage Revenue Refunding
                Bonds, Series 1995A (GNMA Collateralized-Riverview Terrace Apartments Project),
                6.700%, 6/20/20                                               12/04 at 102       AAA      1,621,785

              Housing Authority of Prince George's County (Maryland), Mortgage
              Revenue Refunding Bonds, Series 1995A (GNMA
              Collateralized-Overlook Apartments Project):
  2,000,000     5.700%, 12/20/15                                              12/05 at 102       AAA      2,041,360
  1,670,000     5.750%, 12/20/19                                              12/05 at 102       AAA      1,704,452

    970,000   The Mayor and Council of Rockville (Maryland), Mortgage Revenue Refunding Bonds,
                Series 1994A (FHA Insured Mortgage Loan-The Summit Apartments Project),
                5.250%, 7/01/09                                                1/04 at 102       Aaa        978,856

  1,000,000   City of Salisbury, Maryland, Mortgage Revenue Refunding Bonds, Series 1995A (FHA
                Insured Mortgage Loan-College Lane Apartments Project),
                6.600%, 12/01/26                                              12/04 at 102       AAA      1,067,070

              LEASE RENTAL - 4.8%

  4,415,000   Maryland Stadium Authority, Sports Facilities Lease Revenue Bonds, Series 1989D,
                7.500%, 12/15/10 (Alternative Minimum Tax)                    12/99 at 102        Aa      4,749,039

  4,955,000   Maryland Stadium Authority, Sports Facilities Lease Revenue Bonds, Series 1996,
                5.750%, 3/01/18                                                3/06 at 101       Aaa      5,160,187

  1,000,000   Mayor and City Council Of Baltimore (City of Baltimore, Maryland), Certificates Of
                Participation (Emergency Telecommunications Facilities), Series 1997A,
                5.000%, 10/01/17                                              10/07 at 102       Aaa        992,470

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              OTHER REVENUE - 14.4%

 $4,000,000   Department of Transportation of Maryland, Consolidated Transportation Bonds,
                Series 1993, 4.600%, 12/15/02                                 No Opt. Call        Aa      $4,072,000

  2,300,000   Department of Transportation of Maryland, Consolidated Transportation Bonds,
                Series 1993, 4.625%, 9/15/07                                   9/02 at 102        Aa       2,297,171

  9,600,000   Montgomery County, Maryland, Solid Waste System Revenue Bonds (1993 Series A),
                5.875%, 6/01/13 (Alternative Minimum Tax)                      6/03 at 102       Aaa      10,083,648

              Northeast Maryland Waste Disposal Authority, Resource Recovery
              Revenue Refunding Bonds (Southwest Resource Recovery Facility),
              Series 1993:
  1,625,000     6.900%, 1/01/00                                               No Opt. Call       Aaa       1,713,904
  3,000,000     7.150%, 1/01/04                                               No Opt. Call       Aaa       3,424,980
  4,675,000     7.200%, 1/01/05                                               No Opt. Call       Aaa       5,422,953

  5,750,000   Prince George's County, Maryland, Solid Waste Management System Revenue Bonds,
                Series 1993, 5.250%, 6/15/13                                   6/03 at 102       Aaa       5,771,160

              POLLUTION CONTROL FACILITIES - 8.3%

  6,000,000   Anne Arundel County, Maryland, Pollution Control Revenue Refunding Bonds (Baltimore
                Gas and Electric Company Project), Series 1994,
                6.000%, 4/01/24                                                4/04 at 102         A      6,287,940

  7,000,000   Calvert County, Maryland, Pollution Control Revenue Refunding Bonds (Baltimore Gas and
                Electric Company Project), Series 1993, 5.500%, 7/15/14        7/04 at 102         A      7,187,740

  5,000,000   Prince George's County, Maryland, Pollution Control Revenue Refunding Bonds (Potomac
                Electric Project), 1993 Series, 6.375%, 1/15/23                1/03 at 102        A1      5,354,450

              TRANSPORTATION - 7.8%

              Maryland Transportation Authority, Special Obligation Revenue
              Bonds, Baltimore/ Washington International Airport Projects,
              Series 1994-A (Qualified Airport Bonds):
  5,500,000     6.250%, 7/01/14 (Alternative Minimum Tax)                      7/04 at 102       Aaa      5,925,700
  2,165,000     6.400%, 7/01/19 (Alternative Minimum Tax)                      7/04 at 102       Aaa      2,301,417

  1,500,000   Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds,
                Series 1992, 5.750%, 7/01/15                                   7/02 at 100        A1      1,544,955

  3,000,000   Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds,
                Series 1991, 6.500%, 7/01/06                                   7/01 at 102        A1      3,293,100

              Washington Metropolitan Area Transit Authority (District of
              Columbia), Gross Revenue Transit Refunding Bonds, Series 1993:
  1,000,000     4.800%, 1/01/04                                               No Opt. Call       Aaa      1,019,530
  2,000,000     6.000%, 7/01/07                                               No Opt. Call       Aaa      2,206,920
  1,500,000     5.250%, 7/01/14                                                1/04 at 102       Aaa      1,506,795

              UTILITIES - 0.9%
  1,000,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series T, 5.500%, 7/01/20                                      7/04 at 100      Baa1      1,002,680

  1,010,000   Puerto Rico Telephone Authority, Revenue Bonds, Series N,
                 5.500%, 1/01/22                                               1/03 at 101 1/2    A+      1,017,605

              WATER/SEWER FACILITIES - 1.2%

  1,750,000   City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding
                Revenue Bonds (Water Projects), Series 1994-A, 5.000%, 7/01/24 No Opt. Call      Aaa      1,719,603

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              WATER/SEWER FACILITIES - CONTINUED

 $1,000,000   City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding
                Revenue Bonds (Water Projects), Series 1996-A, 5.500%, 7/01/26 7/06 at 101       Aaa      $1,020,880


$211,975,000  Total Investments - (cost $212,542,448) - 98.1%                                            223,532,305
============
              Temporary Investments in Short-Term Municipal Securities - 0.2%

    200,000   Baltimore County (Spring Hill Apartments), GNMA Collateralized Housing, Variable Rate
                Demand Bonds, 3.850%, 9/20/28+                                                   A-1         200,000

    200,000   University of Maryland System, Revolving Equipment Loan Program, Variable Rate
                Demand Bonds, Series A, 3.800%, 7/01/15+                                      VMIG-1         200,000

$   400,000   Total Temporary Investments - 0.2%                                                             400,000
===========
              Other Assets Less Liabilities - 1.7%                                                         3,850,246
              Net Assets - 100%                                                                         $227,782,551
              ======================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN NORTH CAROLINA PREMIUM
INCOME MUNICIPAL FUND (NNC)
 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              EDUCATIONAL FACILITIES - 7.2%

              State of North Carolina, State Education Assistance Authority (A
              political subdivision of the State of North Carolina), Guaranteed
              Student Loan Revenue Bonds, 1995 Series A (Subordinate Lien):
 $1,000,000     6.050%, 7/01/10 (Alternative Minimum Tax)                      7/05 at 102         A     $1,048,110
  2,400,000     6.300%, 7/01/15 (Alternative Minimum Tax)                      7/05 at 102         A      2,526,864

  5,875,000   State of North Carolina, State Education Assistance Authority (A political Subdivision of the State of North Carolina), Guaranteed Student Loan Revenue Bonds, 1996 Series C
                (Subordinate Lien), 6.350%, 7/01/16 (Alternative Minimum Tax)  7/06 at 102         A      6,213,459

              ESCROWED BONDS - 8.5%

  2,855,000   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                Series 1980, 10.500%, 1/01/10                                 No Opt. Call       Aaa      3,982,925

              The Charlotte-Mecklenburg Hospital Authority (North Carolina), Health Care System
              Revenue Bonds, Series 1992:
  1,000,000     5.750%, 1/01/12 (Pre-refunded to 1/01/02)                      1/02 at 102     AA***      1,071,610
  2,940,000     6.250%, 1/01/20 (Pre-refunded to 1/01/02)                           at 102     AA***      3,205,159

  3,235,000   County of Wake, North Carolina, Hospital System Revenue Bonds, Series 1993,
                5.125%, 10/01/26                                              No Opt. Call       Aaa      3,205,400

              GENERAL OBLIGATION BONDS - 6.1%

  2,000,000   Orange County, General Obligation School Bonds, Series 1994,
                5.500%, 2/01/11                                                2/05 at 102       Aa1      2,092,800

  6,250,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General Obligation
                Bonds), 5.400%, 7/01/25                                        7/06 at 101 1/2     A      6,223,000

              HEALTH CARE FACILITIES - 19.0%

  4,090,000   Board of Governors of The University of North Carolina, University of North Carolina
                Hospitals at Chapel Hill Revenue Bonds, Series 1996,
                5.250%, 2/15/26                                                2/06 at 102        AA      4,030,450

  1,000,000   North Carolina Medical Care Commission Hospital Revenue Refunding Series 1992-A
                (North Carolina Baptist Hospital Project), 6.000%, 6/01/22     6/02 at 102        AA      1,048,180

  3,000,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Carolina
                Medicorp Project), Series 1992, 5.500%, 5/01/15                5/02 at 102        AA      3,027,300

  3,000,000   North Carolina Medical Care Commission Hospital Revenue Refunding Bonds,
                Series 1992-A (Alamance Health Services Inc Project), 6.375%, 8/15/128/02 at 102 Aaa      3,260,850

  2,275,000   North Carolina Medical Care Commission Hospital Revenue Bonds (Wake County Hospital
                System), Series 1997, 5.375%, 10/01/26                        10/07 at 102       Aaa      2,266,560

  2,280,000   University of North Carolina, Chapel Hill Hospital Revenue Bonds, Series 1992,
                6.000%, 2/15/24                                                2/02 at 102        AA      2,389,144

              The Charlotte-Mecklenburg Hospital Authority (North Carolina), Health Care System
              Revenue Bonds, Series 1992:
  1,500,000     5.750%, 1/01/12                                                1/02 at 102        AA      1,559,970
  2,150,000     6.250%, 1/01/20                                                1/02 at 102        AA      2,310,691

  3,000,000   Craven Regional Medical Authority, Insured Health Care Facilities Revenue Bonds,
                Series 1993, 5.625%, 10/01/17                                 10/03 at 102       Aaa      3,059,730

  2,975,000   County of New Hanover, North Carolina Hospital Revenue Bonds (New Hanover Regional
                Medical Center Project), Series 1993, 4.750%, 10/01/23        10/03 at 102       Aaa      2,722,542

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              HOUSING FACILITIES - 13.0%

 $  820,000   North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series-M
                (1985 Resolution), 7.850%, 9/01/28 (Alternative Minimum Tax)   3/00 at 102        Aa      $ 865,313

  3,145,000   North Carolina Housing Finance Agency, Single Family Revenue Bonds Series V (1985
                Resolution), 6.800%, 9/01/25 (Alternative Minimum Tax)         9/02 at 102        Aa      3,339,235

              North Carolina Housing Finance Agency, Multifamily Revenue Bonds
              (1993 FHA Insured Mortgage Loan Resolution), Series 1993:
    650,000     5.800%, 7/01/14                                                1/03 at 102        Aa        668,584
  1,000,000     5.900%, 7/01/26                                                1/03 at 102        Aa      1,024,940

  5,815,000   North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series X
                (1985 Resolution), 6.700%, 9/01/26 (Alternative Minimum Tax)   3/04 at 102        AA      6,204,954

  4,220,000   North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series HH
                (1985 Resolution), 6.300%, 3/01/26 (Alternative Minimum Tax)   3/06 at 102        Aa      4,434,249

  1,000,000   City of Charlotte, North Carolina, Mortgage Revenue Refunding Bonds (FHA Insured
                Mortgage Loan-Tryon Hills Apartments Project), Series 1993A,
                5.875%, 1/01/25                                                1/03 at 105       Aaa      1,025,570

              INDUSTRIAL DEVELOPMENT REVENUE - 4.2%

  3,500,000   The Haywood County Industrial Facilities and Pollution Control Financing Authority
                (North Carolina), Environmental Improvement Revenue Bonds (Champion International
                Corporation Project), Series 1995A, 5.750%, 12/01/25
                (Alternative Minimum Tax)                                     12/05 at 102      Baa1      3,569,895

  2,000,000   The Haywood County Industrial Facilities and Pollution Control Financing Authority,
                Pollution Control Refunding Revenue Bonds (Champion International Corporation
                Project), Series 1995, 6.000%, 3/01/20                         3/06 at 102      Baa1      2,076,000

              LEASE RENTAL - 11.0%

  6,000,000   City of Charlotte, North Carolina, Refunding Certificates of Participation (Convention
                Facility Project), Series 1993C, 5.250%, 12/01/20             12/03 at 102       Aaa      5,882,220

  2,180,000   The City of Concord, North Carolina, Certificates of Participation, Series 1996A,
                6.125%, 6/01/21                                                6/06 at 102       Aaa      2,363,730

  2,390,000   County of Duplin, North Carolina, Certificates of Participation (Law Enforcement Project
                and Public Schools Project), Series 1993, 5.250%, 8/01/14      8/03 at 102       Aaa      2,406,324

  3,970,000   Durham, North Carolina, Certificates of Participation, Water Utility Improvements,
                6.375%, 7/15/12                                                7/02 at 102        AA      4,244,129

              OTHER REVENUES - 7.3%

  2,500,000   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds (Arena Project),
                Series 1997, 5.125%, 9/01/19                                   9/07 at 102       Aaa      2,472,325

  5,000,000   Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds,
                Series Y of 1996, 5.500%, 7/01/26                          7/06 at 101 1/2         A      5,031,650

  2,400,000   Puerto Rico Commonwealth Highway Authority, Highway Revenue Bonds, Series 1990-Q,
                6.000%, 7/01/20                                                7/00 at 100         A      2,447,016

              POLLUTION CONTROL FACILITIES - 3.1%

  1,300,000   The Mecklenburg County Industrial Facilities and Pollution Control Financing Authority
                (North Carolina), Industrial Revenue Refunding Bonds (Fluor Corporation Project),
                5.250%, 12/01/09                                              12/01 at 102        A+      1,318,226

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              POLLUTION CONTROL FACILITIES - CONTINUED

 $2,750,000   The Wake County Industrial Facilities and Pollution Control Financing Authority,
                Pollution Control Revenue Bonds (Carolina Power & Light Company Project), Adjustable
                Rate Option Bond Series 1983, 6.900%, 4/01/09                  4/00 at 102         A     $2,947,010

              UTILITIES - 10.0%

  1,500,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                Series 1985-G, 5.750%, 12/01/16                            9/03 at 102 1/2      Baa1      1,523,910

  5,000,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                Series 1993-D, 5.600%, 1/01/16                                 1/03 at 102      Baa1      5,002,600

  1,000,000   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                Series 1992, 5.750%, 1/01/15                                   1/03 at 100        A-      1,013,570

  5,250,000   City of Fayetteville, North Carolina, Public Works Commission Revenue Refunding Bonds,
                Series 1993, 4.750%, 3/01/14                                   3/03 at 100       Aaa      5,031,390

  1,000,000   City of Greensboro, North Carolina, Combined Enterprise System Revenue Bonds
                Series 1995A, 5.375%, 6/01/19                                  6/05 at 102       AA-      1,009,260

              WATER/SEWER FACILITIES - 9.0%

  1,000,000   City of Asheville, North Carolina, Water System Revenue Bonds, Series 1996,
                5.700%, 8/01/25                                                8/06 at 102       Aaa      1,039,650

  4,250,000   Metropolitan Sewerage District of Buncombe County (North Carolina), Sewerage System
                Revenue Refunding Bonds, Series 1993A, 5.500%, 7/01/22         7/03 at 102       Aaa      4,294,412

  1,280,000   Lincolnton, North Carolina, Combined Enterprise System Revenue Bonds, Series 1996,
                5.375%, 5/01/16                                               11/06 at 102       Aaa      1,303,781

  3,400,000   Orange Water and Sewer Authority (North Carolina), Water and Sewer System Revenue
                and Revenue Refunding Bonds, Series 1993, 5.200%, 7/01/16      7/03 at 102        Aa      3,399,830

  2,180,000   County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 1996,
                5.500%, 6/01/21                                                6/06 at 102       Aaa      2,211,260

$129,325,000  Total Investments - (cost $127,613,923) - 98.4%                                           133,395,777
============
              Other Assets Less Liabilities - 1.6%                                                        2,104,870
              Net Assets - 100%                                                                        $135,500,647
              =====================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN VIRGINIA PREMIUM
INCOME MUNICIPAL FUND (NPV)
 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              EDUCATIONAL FACILITIES - 6.5%

 $3,000,000   Virginia College Building Authority, Educational Facilities
                Revenue Bonds (University of Richmond Project),
                Series of 1994, 5.550%, 11/01/19 (Optional put 11/01/04)      11/04 at 100       Aa2     $3,220,590

  2,750,000   Virginia College Building Authority, Educational Facilities Revenue Bonds (The
                Washington and Lee University Project), Series of 1994,
                5.800%, 1/01/2                                                 1/04 at 102        AA      2,855,875

              Industrial Development Authority of the City of Lynchburg,
              Virginia, Educational Facilities Revenue Bonds (Randolph-Macon
              Women's College), Series 1993:
  2,940,000     5.875%, 9/01/13                                                9/03 at 102        A-      3,048,016
  3,000,000     5.875%, 9/01/23                                                9/03 at 102        A-      3,083,310

              ESCROWED BONDS - 7.8%

  5,250,000   Chesapeake Bay Bridge and Tunnel District, General Resolution Revenue Bonds,
                Refunding Series 1991, 6.375%, 7/01/22 (Pre-refunded to 7/01/01)7/01 at 102      Aaa      5,718,143

  4,085,000   Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1992,
                5.750%, 4/01/29 (Pre-refunded to 4/01/02)                      4/02 at 100     AA***      4,316,211

    820,000   Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1992,
                6.000%, 4/01/22 (Pre-refunded to 4/01/07)                      4/07 at 102     AA***        916,711

  3,500,000   Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series T,
                6.500%, 7/01/22 (Pre-refunded to 7/01/02)                  7/02 at 101 1/2       AAA      3,878,525

              GENERAL OBLIGATION BONDS - 10.9%

  5,000,000   Hampton Roads Regional Jail Authority, Regional Jail Facility Revenue Bonds,
                Series 1996A, 5.500%, 7/01/24                                  7/06 at 102       Aaa      5,063,800

  2,500,000   City of Portsmouth, Virginia, General Obligation Bonds, Public Utility Refunding Bonds,
                Series 1993, 5.500%, 8/01/19                                   8/03 at 102       AA-      2,534,125

  5,700,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General Obligation
                Bonds), 5.400%, 7/01/25                                    7/06 at 101 1/2         A      5,675,376

  1,700,000   City of Richmond, Virginia, General Obligation Public Improvement Bonds, Series 1993B,
                5.500%, 7/15/23                                                7/03 at 102        AA      1,713,566

  3,800,000   County of Roanoke, Virginia, General Obligation Public Improvement and Refunding Bonds,
                Series 1993, 5.000%, 6/01/21                                   6/03 at 100        AA      3,672,548

  2,000,000   City of Winchester, Virginia, General Obligation Public Improvement and Refunding Bonds,
                Series of 1994, 5.500%, 1/15/14                                1/04 at 102        Aa      2,048,560

              HEALTH CARE FACILITIES - 16.5%

              City of Virginia Beach Development Authority (Virginia), Hospital
              Revenue Bonds (Sentara Bayside Hospital), Series 1991:
  2,000,000     6.600%, 11/01/09                                              11/01 at 102        AA      2,175,520
  5,000,000     6.300%, 11/01/21                                              11/01 at 102        AA      5,313,050

  5,850,000   Industrial Development Authority of Fairfax County, Virginia, Hospital Revenue Refunding
                Bonds (Inova Health System Hospitals Project), Series 1993A,
                5.000%, 8/15/23                                                No Opt. Call       AA      5,668,533

  1,250,000   Industrial Development Authority of Fairfax County, Virginia, Health Care Revenue Bonds
                (Inova Health System Project), Series 1996A, 6.000%, 8/15/26   8/06 at 102        AA      1,316,538

  4,650,000   Bon Secours Health System Obligated Group Revenue Bonds, Industrial Development
                Authority of the County of Hanover (Virginia), Hospital Revenue Bonds, Series 1995
                (Bon Secours Health System Projects), 5.500%, 8/15/25          8/05 at 102       Aaa      4,666,926

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              HEALTH CARE FACILITIES - CONTINUED

$ 3,250,000   Industrial Development Authority of the City of Harrisonburg, Virginia, Hospital Revenue
                Bonds (Rockingham Memorial Hospital), Series 1993,
                5.250%, 12/01/22                                              12/02 at 102       Aaa     $3,192,280

  1,500,000   Industrial Development Authority of the County of Henrico, Virginia, Health Care Revenue
                Bonds (Bon Secours Health), Series 1996, 6.250%, 8/15/20      No Opt. Call       Aaa      1,712,280

  2,500,000   Hospital Revenue and Refunding Bonds, Industrial Development Authority of the City of
                Norfolk, Hospital Revenue and Refunding Bonds (Sentara Hospitals-Norfolk), Series
                1994A, 6.500%, 11/01/13                                       11/04 at 102        AA      2,761,921

  1,000,000   Peninsula Ports Authority Health Care Facilities Revenue Bonds (Bon Secours Health
                System), Series 1997A, 5.250%, 8/15/23                         8/07 at 102       Aaa        987,410

  3,000,000   Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue
                Refunding Bonds (Roanoke Memorial Hospitals, Community Hospital of Roanoke Valley,
                Franklin Memorial Hospital and Saint Albans Psychiatric Hospital Project), Series
                1993A, 5.000%, 7/01/24                                         7/03 at 102       Aaa      2,855,880
    500,000   Industrial Development Authority of Southampton County, Virginia, Medical Facility
                Mortgage Revenue Refunding Bonds (M.F.A. XLIII-FHA Insured Project), Series 1997A,
                5.625%, 1/15/22                                                1/07 at 102       AAA        507,860

              HOUSING FACILITIES - 14.0%

    835,000   City of Virginia Beach Development Authority, Multi-Family Housing Mortgage Revenue
                Refunding Bonds, 1993 Series A (GNMA Collateralized-Pembroke Lake Apartments),
                6.200%, 6/20/28                                                6/03 at 102       AAA        869,820

  1,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series B-3,
                6.750%, 7/01/21 (Alternative Minimum Tax)                      1/02 at 102       Aa1      1,053,330

  3,240,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series B-5,
                6.300%, 1/01/27 (Alternative Minimum Tax)                      1/02 at 102       Aa1      3,357,191

              Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series B-6:
  4,000,000     6.200%, 7/01/21 (Alternative Minimum Tax)                      1/02 at 102       Aa1      4,136,760
  2,945,000     6.250%, 1/01/27 (Alternative Minimum Tax)                      1/02 at 102       Aa1      3,044,011

  5,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Revenue Bonds, 1992
                Series B-4, 6.550%, 1/01/27 (Alternative Minimum Tax)          1/02 at 102       Aa1      5,231,500

  1,100,000   Industrial Development Authority of Arlington County, Virginia, Multifamily Housing
                Mortgage Revenue Bonds (Arlington Housing Corporation),
                1995 Series, 5.700%, 7/01/07                                   7/05 at 102        A       1,141,910

    500,000   Fairfax County (Virginia), Redevelopment and Housing Authority, Mortgage Revenue
                Refunding Bonds, Series 1993A (FHA Insured Mortgage Loan-Burke Centre Station),
                5.750%, 8/01/25                                                8/03 at 102       Aaa        505,515

  4,445,000   Hampton Redevelopment and Housing Authority Multifamily Housing Revenue Refunding
                Bonds, Series 1994 (Chase Hampton II Apartments), 7.000%, 7/01/24 (Mandatory
                put 7/01/04)                                                   7/02 at 104      Baa2      4,809,179

  2,355,000   Suffolk Redevelopment and Housing Authority, Mortgage Revenue Refunding Bonds,
                Series 1993 (FHA Insured Mortgage Loan-Wilson Pines Apartments Section 8
                Assisted Project), 6.125%, 1/01/23                             1/01 at 100       Aaa      2,395,341

              LEASE RENTAL - 3.4%

              County of Cumberland, Virginia, Certificates of Participation, Series 1997:
  1,075,000     6.200%, 7/15/12                                               No Opt. Call       N/R      1,114,775
  1,350,000     6.375%, 7/15/17                                               No Opt. Call       N/R      1,407,821

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              LEASE RENTAL - CONTINUED

$   500,000   Industrial Development Authority of Dinwiddie County, Virginia, Lease Revenue Bonds
                (Dinwiddie County School Facilities Project), Series 1997A,
                6.000%, 2/01/18                                                2/07 at 102    N/R     $      504,000

  3,000,000   Prince William County Park Authority (Virginia), Revenue Bonds, Series 1994,
                6.875%, 10/15/16                                              10/04 at 102      A-         3,357,240

              OTHER REVENUE - 14.0%

  7,035,000   Commonwealth Transportation Board, Commonwealth of Virginia, Transportation Revenue
                Bonds, Series 1995A (Northern Virginia Transportation District
                Program), 6.250%, 5/15/17                                      5/04 at 101      Aa         7,558,545

  1,500,000   Fairfax County Economic Development Authority (Virginia), Resource Recovery Revenue
                Bonds, Series 1988-A (Ogden Martin Systems of Fairfax, Inc. Project), 7.750%, 2/01/11
                (Alternative Minimum Tax)                                      2/99 at 103      A1         1,598,475

 10,300,000   Valley Resource Authority of the City of Roanoke, Virginia, Solid Waste System Revenue
                Bonds, Series 1992, 5.750%, 9/01/12                            9/02 at 102        A+      10,606,631

              Southeastern Public Service Authority of Virginia, Senior Revenue
              Bonds, Series 1993 (Regional Solid Waste System):
    500,000     5.875%, 7/01/08 (Alternative Minimum Tax)                      7/03 at 102        A-         519,330
  6,150,000     6.000%, 7/01/17 (Alternative Minimum Tax)                      7/03 at 102        A-       6,284,808

              POLLUTION CONTROL FACILITIES - 4.1%

  5,060,000   Halifax County Industrial Development Authority (Old Dominion Electric Cooperative),
                Alternative Minimum Tax, 6.350%, 12/01/07
                (Alternative Minimum Tax)                                     12/02 at 102       A+       5,460,094

  2,250,000   Industrial Development Authority of the Town of Louisa, Virginia, Pollution Control Revenue
                Bonds (Virginia Electric and Power Company Project),
                Series 1994, 5.450%, 1/01/24                                   1/04 at 102       A        2,287,103

              TRANSPORTATION - 6.4%

  6,315,000   Virginia Port Authority, Port Facilities Revenue Bonds, Series 1997, 5.600%, 7/01/27
                (Alternative Minimum Tax)                                      7/07 at 101       Aaa      6,395,264

  1,000,000   Capital Region Airport Commission, Richmond (Virginia), International Airport Projects,
                Airport Revenue Bonds, Series 1995A, 5.625%, 7/01/25           7/05 at 102       Aaa      1,024,890

              Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 1992A:
  1,900,000     6.625%, 10/01/19 (Alternative Minimum Tax)                    10/02 at 102       Aaa      2,070,506
  2,400,000     5.375%, 10/01/23                                              10/07 at 101       AA-      2,415,504

    125,000   Richmond Metropolitan Authority (Virginia), Expressway Revenue and Refunding Bonds,
                Series 1992-A, 5.750%, 7/15/22                                 7/02 at 100       Aaa        127,736

              WATER/SEWER FACILITIES - 15.0%

  3,955,000   Virginia Resources Authority, Water and Sewer System Revenue
                Bonds, 1995 Series A (Sussex County Project),
                5.600%, 10/01/25                                              10/05 at 102        AA      4,014,444

  1,500,000   Albemarle County Service Authority (Virginia), Water and Sewer System Revenue Refunding
                Bonds, Series of 1993, 5.750%, 8/01/11                         8/02 at 102        Aa      1,567,395

              Fairfax County (Virginia), Water Authority, Water Refunding Revenue Bonds, Series 1992:
    820,000     6.000%, 4/01/22                                                4/07 at 102        AA        882,164
  5,880,000     5.750%, 4/01/29                                                4/02 at 100        AA      6,010,654

  1,000,000   Henrico County, Virginia, Water and Sewer System Refunding Revenue Bonds, Series 1992,
                6.250%, 5/01/13                                                5/02 at 100       AA-      1,056,050

 PRINCIPAL                                                                  OPTIONAL CALL                     MARKET
     AMOUNT   DESCRIPTION                                                      PROVISIONS*  RATINGS**          VALUE
              WATER/SEWER FACILITIES - CONTINUED

 $1,500,000   Henry County Public Service Authority, Water and Sewer Refunding Revenue Bonds,
                Series 1991, 6.250%, 11/5/19                                  11/01 at 101       Aaa      $1,612,530

              City of Norfolk, Virginia, Water Revenue Bonds, Series 1995:
  6,200,000     5.875%, 11/01/20                                              11/05 at 102       Aaa       6,530,832
  2,365,000     5.900%, 11/01/25                                              11/05 at 102       Aaa       2,507,042

  1,740,000   Prince William County Service Authority (Virginia), Water and Sewer System Refunding
                Revenue Bonds, Series 1993, 5.000%, 7/01/21                    7/03 at 102       Aaa       1,667,842

  2,595,000   Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System Revenue
                Refunding Bonds, Series of 1993, 5.000%, 7/01/21               1/04 at 102       Aaa       2,494,132

$179,980,000  Total Investments - (cost $176,239,573) - 98.6%                                            186,523,918
============
              Other Assets Less Liabilities - 1.4%                                                         2,671,098
              Net Assets - 100%                                                                         $189,195,016
              ======================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

STATEMENT OF NET ASSETS (UNAUDITED)
NOVEMBER 30, 1997
                                                                       GEORGIA           MARYLAND      NORTH CAROLINA
                                                                PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
ASSETS
 Investments in municipal securities, at market value (note 1)    $ 79,454,916       $223,532,305       $133,395,777
 Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)         100,000            400,000               --
 Cash                                                                  273,608            285,716             48,509
 Interest receivable                                                 1,646,386          4,465,798          2,628,169
Other assets                                                             7,054             13,826              7,196
                                                                  ------------       ------------       ------------

      Total assets                                                  81,481,964        228,697,645        136,079,651
                                                                  ------------       ------------       ------------

LIABILITIES
 Accrued expenses:
   Management fees (note 6)                                             43,197            120,187             71,992
   Other                                                                55,640            104,376             80,191
 Preferred share dividends payable                                       8,912             27,012             15,003
Common share dividends payable                                         245,624            663,519            411,818
                                                                  ------------       ------------       ------------

      Total liabilities                                                353,373            915,094            579,004
                                                                  ------------       ------------       ------------

Net assets (note 7)                                               $ 81,128,591       $227,782,551       $135,500,647
                                                                  ============       ============       ============

Preferred shares, at liquidation value                            $ 27,800,000       $ 79,100,000       $ 46,800,000
                                                                  ============       ============       ============

Preferred shares outstanding                                             1,112              3,164              1,872
                                                                  ============       ============       ============

Common shares outstanding                                            3,721,575         10,367,480          6,239,664
                                                                  ============       ============       ============

Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by
   Common shares outstanding)                                     $      14.33       $      14.34       $      14.22
                                                                  ============       ============       ============

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (UNAUDITED) - CONTINUED
NOVEMBER 30, 1997
                                                                         VIRGINIA
                                                                   PREMIUM INCOME
ASSETS
 Investments in municipal securities, at market value (note 1)       $186,523,918
 Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)               --
 Cash                                                                     219,264
 Interest receivable                                                    3,250,708
Other assets                                                               12,102
                                                                     ------------

      Total assets                                                    190,005,992
                                                                     ------------

LIABILITIES
 Accrued expenses:
   Management fees (note 6)                                               100,025
   Other                                                                  108,107
 Preferred share dividends payable                                         18,506
Common share dividends payable                                            584,338
                                                                     ------------

      Total liabilities                                                   810,976
                                                                     ------------

Net assets (note 7)                                                  $189,195,016
                                                                     ============

Preferred shares, at liquidation value                               $ 63,800,000
                                                                     ============

Preferred shares outstanding                                                2,552
                                                                     ============

Common shares outstanding                                               8,530,476
                                                                     ============

Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      14.70
                                                                     ============



See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED NOVEMBER 30, 1997
                                                                      GEORGIA            MARYLAND      NORTH CAROLINA
                                                               PREMIUM INCOME      PREMIUM INCOME      PREMIUM INCOME
INVESTMENT INCOME
Tax-exempt interest income (note 1)                               $ 2,246,963         $ 6,111,254         $ 3,754,096
                                                                  -----------         -----------         -----------

EXPENSES
   Management fees (note 6)                                           261,588             728,784             435,738
   Preferred shares - auction fees                                     34,845              99,146              58,661
   Preferred shares - dividend disbursing agent fees                    4,642               9,121               4,642
   Shareholders' servicing agent fees and expenses                      4,240              17,630               7,573
   Custodian's fees and expenses                                       17,521              26,587              21,292
   Trustees' fees and expenses (note 6)                                   251                 712                 417
   Professional fees                                                    8,290               8,164               8,378
   Shareholders' reports - printing and mailing expenses               10,683              32,578              17,815
   Stock exchange listing fees                                          1,739              12,171               8,116
   Investor relations expense                                           3,246               9,759               5,539
   Other expenses                                                       6,769              10,156               7,616
                                                                  -----------         -----------         -----------
      Total expenses                                                  353,814             954,808             575,787
                                                                  -----------         -----------         -----------
Net investment income                                               1,893,149           5,156,446           3,178,309
                                                                  -----------         -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                        86,454              38,601             (24,809)
Net change in unrealized appreciation or
   depreciation of investments                                      2,259,013           6,078,394           4,564,532
                                                                  -----------         -----------         -----------
Net gain from investments                                           2,345,467           6,116,995           4,539,723
                                                                  -----------         -----------         -----------
Net increase in net assets from operations                        $ 4,238,616         $11,273,441         $ 7,718,032
                                                                  ===========         ===========         ===========




See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED) - CONTINUED
SIX MONTHS ENDED NOVEMBER 30, 1997

                                                                            VIRGINIA
                                                                      PREMIUM INCOME
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                     $  5,299,515
                                                                        ------------

EXPENSES
   Management fees (note 6)                                                  605,403
   Preferred shares - auction fees                                            79,969
   Preferred shares - dividend disbursing agent fees                           9,197
   Shareholders' servicing agent fees and expenses                            16,195
   Custodian's fees and expenses                                              24,135
   Trustees' fees and expenses (note 6)                                          584
   Professional fees                                                           8,100
   Shareholders' reports - printing and mailing expenses                      23,782
   Stock exchange listing fees                                                 8,175
   Investor relations expense                                                  8,226
   Other expenses                                                              9,497
                                                                        ------------
      Total expenses                                                         793,263
                                                                        ------------
Net investment income                                                      4,506,252
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions (notes 1 and 4)        (22,657)
Net change in unrealized appreciation or depreciation of investments       5,644,469
                                                                        ------------
Net gain from investments                                                  5,621,812
                                                                        ------------
Net increase in net assets from operations                              $ 10,128,064
                                                                        ============


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                 GEORGIA PREMIUM INCOME            MARYLAND PREMIUM INCOME
                                                               SIX MONTHS        YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                           ENDED 11/30/97           5/31/97   ENDED 11/30/97          5/31/97
OPERATIONS
Net investment income                                         $ 1,893,149     $   3,748,068     $  5,156,446    $  10,375,856
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                    86,454          (252,801)          38,601         (222,999)
Net change in unrealized appreciation or
   depreciation of investments                                  2,259,013         2,814,265        6,078,394        5,782,311
                                                              -----------     -------------     ------------     ------------
Net increase in net assets from operations                      4,238,616         6,309,532       11,273,441       15,935,168
                                                              -----------     -------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                         (1,465,433)       (2,849,902)      (3,978,264)      (7,813,819)
   Preferred shareholders                                        (437,040)         (863,423)      (1,246,384)      (2,462,066)
                                                              -----------     -------------     ------------     ------------

Decrease in net assets from distributions to shareholders      (1,902,473)       (3,713,325)      (5,224,648)     (10,275,885)
                                                              -----------     -------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from shares issued to shareholders due
   to reinvestment of distributions                                95,552            74,474          255,543          128,815
                                                              -----------     -------------     ------------     ------------

   Net increase in net assets                                   2,431,695         2,670,681        6,304,336        5,788,098
Net assets at beginning of period                              78,696,896        76,026,215      221,478,215      215,690,117
                                                              -----------     -------------     ------------     ------------

Net assets at end of period                                   $81,128,591     $  78,696,896    $ 227,782,551    $ 221,478,215
                                                              ===========     =============    =============    =============

Balance of undistributed net investment
   income at end of period                                    $   240,715     $     250,039    $     431,886    $     500,088
                                                              ===========     =============    =============    =============


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) - CONTINUED
                                                                   NORTH CAROLINA PREMIUM INCOME          VIRGINIA PREMIUM INCOME
                                                                      SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                                  ENDED 11/30/97          5/31/97   ENDED 11/30/97          5/31/97
OPERATIONS
Net investment income                                              $   3,178,309    $   6,360,344    $   4,506,252    $   8,943,630
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                          (24,809)         400,003          (22,657)        (125,901)
Net change in unrealized appreciation or
   depreciation of investments                                         4,564,532        4,073,182        5,644,469        5,962,001
                                                                   -------------    -------------    -------------    -------------
Net increase in net assets from operations                             7,718,032       10,833,529       10,128,064       14,779,730
                                                                   -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                                (2,469,490)      (4,798,983)      (3,500,405)      (6,884,682)
   Preferred shareholders                                               (803,031)      (1,461,339)      (1,023,291)      (2,048,258)
                                                                   -------------    -------------    -------------    -------------

Decrease in net assets from distributions to shareholders             (3,272,521)      (6,260,322)      (4,523,696)      (8,932,940)
                                                                   -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due
   to reinvestment of distributions                                      126,499          159,211          493,955          600,991
                                                                   -------------    -------------    -------------    -------------

   Net increase in net assets                                          4,572,010        4,732,418        6,098,323        6,447,781
Net assets at beginning of period                                    130,928,637      126,196,219      183,096,693      176,648,912
                                                                   -------------    -------------    -------------    -------------

Net assets at end of period                                        $ 135,500,647    $ 130,928,637    $ 189,195,016    $ 183,096,693
                                                                   =============    =============    =============    =============

Balance of undistributed net investment
   income at end of period                                         $     295,583    $     389,795    $     434,742    $     452,186
                                                                   =============    =============    =============    =============


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen North Carolina Premium Income Municipal Fund (NNC) and Nuveen Virginia Premium Income Municipal Fund (NPV). Maryland Premium Income, North Carolina Premium Income and Virginia Premium Income are traded on the New York Stock Exchange while Georgia Premium Income is traded on the American Stock Exchange.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 1997, there were no such outstanding purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, were as follows:

                                                         GEORGIA           MARYLAND      NORTH CAROLINA
                                                  PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Number of shares:
   Series T                                                   --                 --                  --
   Series W                                                   --              1,404                  --
   Series Th                                               1,112              1,760               1,872
                                                           -----              -----               -----
Total                                                      1,112              3,164               1,872
                                                           =====              =====               =====
                                                                                               VIRGINIA
                                                                                         PREMIUM INCOME
Number of shares:
   Series T                                                                                         832
   Series W                                                                                          --
   Series Th                                                                                      1,720
                                                                                                  -----
Total                                                                                             2,552
                                                                                                  =====

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the six months ended November 30, 1997.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                                  GEORGIA PREMIUM INCOME      MARYLAND PREMIUM INCOME
                                                                    SIX MONTHS  YEAR ENDED       SIX MONTHS  YEAR ENDED
                                                                ENDED 11/30/97   5/31/97     ENDED 11/30/97    5/31/97
Shares issued to shareholders due to reinvestment
   of distributions                                                      6,605     5,440             17,934      9,331
                                                                         =====     =====             ======      =====
                                                              NORTH CAROLINA PREMIUM INCOME   VIRGINIA PREMIUM INCOME
                                                                    SIX MONTHS  YEAR ENDED       SIX MONTHS  YEAR ENDED
                                                                ENDED 11/30/97   5/31/97     ENDED 11/30/97    5/31/97
Shares issued to shareholders due to reinvestment
   of distributions                                                      8,707    11,613             33,198     42,523
                                                                         =====    ======             ======     ======

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On December 1, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 31, 1997, to shareholders of record on December 15, 1997, as follows:

                                                                        GEORGIA           MARYLAND      NORTH CAROLINA
                                                                 PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Dividend per share                                                      $ .0660            $ .0640             $ .0660
                                                                        =======            =======             =======
                                                                                                              VIRGINIA
                                                                                                        PREMIUM INCOME
Dividend per share                                                                                              $.0685
                                                                                                                ======

4. SECURITIES TRANSACTIONS
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended November 30, 1997, were as follows:

                                                                        GEORGIA           MARYLAND      NORTH CAROLINA
                                                                 PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Purchases:
   Investments in municipal securities                               $4,926,940         $6,405,775          $5,937,083
   Temporary municipal investments                                    4,000,000          7,000,000           3,000,000

Sales and Maturities:
   Investments in municipal securities                                4,932,658          5,329,130           4,838,655
   Temporary municipal investments                                    4,100,000          7,100,000           3,400,000
                                                                     ==========         ==========          ==========
                                                                                                              VIRGINIA
                                                                                                        PREMIUM INCOME
Purchases:
   Investments in municipal securities                                                                     $13,224,640
   Temporary municipal investments                                                                           4,600,000

Sales and Maturities:
   Investments in municipal securities                                                                      12,597,475
   Temporary municipal investments                                                                           5,000,000
                                                                                                           ===========

At November 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1997, the Funds last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        GEORGIA           MARYLAND      NORTH CAROLINA
                                                                 PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Expiration year:
   2002                                                              $       --         $3,164,401          $   10,562
   2003                                                               1,288,994          1,019,929           2,478,557
   2004                                                               1,842,885          2,660,424           1,137,399
   2005                                                                 340,685            454,351             131,993
                                                                     ----------         ----------          ----------
Total                                                                $3,472,564         $7,299,105          $3,758,511
                                                                     ==========         ==========          ==========
                                                                                                              VIRGINIA
                                                                                                        PREMIUM INCOME
Expiration year:
   2002                                                                                                     $1,946,517
   2003                                                                                                      1,577,464
   2004                                                                                                      1,579,895
   2005                                                                                                        140,749
                                                                                                            ----------
Total                                                                                                       $5,244,625
                                                                                                            ==========

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 1997, were as follows:

                                                                        GEORGIA           MARYLAND      NORTH CAROLINA
                                                                 PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Gross unrealized:
   appreciation                                                      $5,120,850        $10,995,744          $5,781,854
   depreciation                                                          (4,055)            (5,887)                 --
                                                                     ----------        -----------          ----------
Net unrealized appreciation                                          $5,116,795        $10,989,857          $5,781,854
                                                                     ==========        ===========          ==========
                                                                                                              VIRGINIA
                                                                                                        PREMIUM INCOME
Gross unrealized:
   appreciation                                                                                            $10,284,345
   depreciation                                                                                                     --
                                                                                                           -----------
Net unrealized appreciation                                                                                $10,284,345
                                                                                                           ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

AVERAGE DAILY NET ASSET VALUE                                                                                      MANAGEMENT FEE
For the first $125 million                                                                                            .6500 of 1%
For the next $125 million                                                                                             .6375 of 1
For the next $250 million                                                                                             .6250 of 1
For the next $500 million                                                                                             .6125 of 1
For the next $1 billion                                                                                               .6000 of 1
For net assets over $2 billion                                                                                        .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


7. COMPOSITION OF NET ASSETS
At November 30, 1997, net assets consisted of:

                                                                        GEORGIA           MARYLAND      NORTH CAROLINA
                                                                 PREMIUM INCOME     PREMIUM INCOME      PREMIUM INCOME
Preferred shares, $25,000 stated value per share,
  at liquidation value                                              $27,800,000       $ 79,100,000        $ 46,800,000
Common shares, $.01 par value per share                                  37,216            103,675              62,397
Paid-in surplus                                                      51,405,394        144,579,887          86,344,133
Balance of undistributed net investment income                          240,715            431,886             295,583
Accumulated net realized gain (loss) from investment transactions    (3,471,529)        (7,422,754)         (3,783,320)
Net unrealized appreciation of investments                            5,116,795         10,989,857           5,781,854
                                                                    -----------       ------------        ------------
Net assets                                                          $81,128,591       $227,782,551        $135,500,647
                                                                    ===========       ============        ============

Authorized shares:
   Common                                                             Unlimited          Unlimited           Unlimited
   Preferred                                                          Unlimited          Unlimited           Unlimited
                                                                    ===========       ============        ============
                                                                                                              VIRGINIA
                                                                                                        PREMIUM INCOME
Preferred shares, $25,000 stated value per share,
  at liquidation value                                                                                    $ 63,800,000
Common shares, $.01 par value per share                                                                         85,305
Paid-in surplus                                                                                            119,944,104
Balance of undistributed net investment income                                                                 434,742
Accumulated net realized gain (loss) from investment transactions                                           (5,353,480)
Net unrealized appreciation of investments                                                                  10,284,345
                                                                                                          ------------
Net assets                                                                                                $189,195,016
                                                                                                          ============
Authorized shares:
   Common                                                                                                    Unlimited
   Preferred                                                                                                 Unlimited
                                                                                                          ============

FINANCIAL HIGHLIGHTS (UNAUDITED)
Selected data for a Common share outstanding
throughout each period is as follows:
                                                                                            DIVIDENDS FROM TAX-EXEMPT
                                                           OPERATING PERFORMANCE               NET INVESTMENT INCOME
                                                                            NET
                                                                     REALIZED &
                                  NET ASSET             NET          UNREALIZED
                                      VALUE         INVEST-          GAIN (LOSS)                TO                   TO
                                  BEGINNING            MENT        FROM INVEST-             COMMON            PREFERRED
                                  OF PERIOD          INCOME               MENTS       SHAREHOLDERS        SHAREHOLDERS+
GEORGIA PREMIUM INCOME
Six months ended
   11/30/97                         $ 13.70           $ .51              $  .63              $(.39)               $(.12)
Year ended 5/31:
   1997                               13.00            1.01                 .69               (.77)                (.23)
   1996                               13.35            1.00                (.38)              (.73)                (.24)
   1995                               12.26             .98                1.09               (.73)                (.25)
   1994                               13.96             .78               (1.57)              (.62)                (.14)
5/20/93 to
   5/31/93                            14.05              --                  --                 --                   --
MARYLAND PREMIUM INCOME
Six months ended
   11/30/97                           13.76             .50                 .58               (.38)                (.12)
Year ended 5/31:
   1997                               13.21            1.00                 .55               (.76)                (.24)
   1996                               13.36             .99                (.14)              (.74)                (.26)
   1995                               12.67             .99                 .70               (.74)                (.26)
   1994                               14.13             .89               (1.30)              (.75)                (.16)
3/18/93 to
   5/31/93                            14.05             .07                 .07                 --                   --
                         DISTRIBUTIONS FROM CAPITAL GAINS
                                                                                                            PER
                                                              ORGANIZATION                               COMMON
                                                              AND OFFERING                                SHARE
                                                                 COSTS AND                               MARKET
                                     TO                TO  PREFERRED SHARE           NET ASSET            VALUE
                                 COMMON         PREFERRED     UNDERWRITING           VALUE END           END OF
                           SHAREHOLDERS     SHAREHOLDERS+        DISCOUNTS           OF PERIOD           PERIOD
GEORGIA PREMIUM INCOME
Six months ended
   11/30/97                         $--               $--              $--             $ 14.33         $14.1875
Year ended 5/31:
   1997                              --                --               --               13.70          13.8750
   1996                              --                --               --               13.00          12.2500
   1995                              --                --               --               13.35          11.5000
   1994                              --                --             (.15)              12.26          12.6250
5/20/93 to
   5/31/93                           --                --             (.09)              13.96          15.0000
MARYLAND PREMIUM INCOME
Six months ended
   11/30/97                          --                --               --               14.34          14.5625
Year ended 5/31:
   1997                              --                --               --               13.76          13.6250
   1996                              --                --               --               13.21          12.7500
   1995                              --                --               --               13.36          12.2500
   1994                              --                --             (.14)              12.67          12.5000
3/18/93 to
   5/31/93                           --                --             (.06)              14.13          15.2500
                                                                                  RATIOS/SUPPLEMENTAL DATA
                                     TOTAL
                                   INVEST-                                                          RATIO OF
                                      MENT                                                               NET
                                    RETURN         TOTAL   NET ASSETS           RATIO OF          INVESTMENT
                                        ON     RETURN ON       END OF          EXPENSES              INCOME         PORTFOLIO
                                    MARKET     NET ASSET   PERIOD (IN         TO AVERAGE          TO AVERAGE          TURNOVER
                                   VALUE**       VALUE**    THOUSANDS)        NET ASSETS++        NET ASSETS++            RATE
GEORGIA PREMIUM INCOME
Six months ended
   11/30/97                          5.08%         7.54%      $ 81,129                .88%*              4.70%*             6%
Year ended 5/31:
   1997                             19.95         11.53         78,697                .90                4.83              30
   1996                             12.88          2.81         76,026                .91                4.82              14
   1995                             (3.00)        15.78         77,334                .95                5.01              35
   1994                            (12.09)        (8.05)        73,042                .97                3.97              31
5/20/93 to
   5/31/93                          --             (.64)        49,219               1.61*                .50*             --
MARYLAND PREMIUM INCOME
Six months ended
   11/30/97                           .80          7.07        227,783                .84*               4.56*              2
Year ended 5/31:
   1997                             13.07         10.08        221,478                .85                4.72               6
   1996                             10.22          4.41        215,690                .87                4.68              18
   1995                              4.36         12.07        217,162                .97                4.92              25
   1994                            (13.62)        (5.39)       117,506                .92                4.30              19
3/18/93 to
   5/31/93                           1.67           .57         81,724                .86*               2.74*             --
See notes on page 42.

FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED Selected data for a Common share outstanding throughout each period is as follows:
                                                                                            DIVIDENDS FROM TAX-EXEMPT
                                                           OPERATING PERFORMANCE               NET INVESTMENT INCOME
                                                                            NET
                                                                     REALIZED &
                                  NET ASSET             NET          UNREALIZED
                                      VALUE         INVEST-          GAIN (LOSS)                TO                   TO
                                  BEGINNING            MENT        FROM INVEST-             COMMON            PREFERRED
                                  OF PERIOD          INCOME               MENTS       SHAREHOLDERS        SHAREHOLDERS+
NORTH CAROLINA PREMIUM INCOME
Six months ended
   11/30/97                       $ 13.50            $ .51                 $  .74              $(.40)              $(.13)
Year ended 5/31:
   1997                             12.77             1.02                    .72               (.77)               (.24)
   1996                             13.19              .98                   (.44)              (.70)               (.26)
   1995                             12.34              .97                    .85               (.73)               (.24)
   1994                             14.00              .75                  (1.53)              (.60)               (.14)
5/20/93 to
   5/31/93                          14.05            --                       .02              --                  --
VIRGINIA PREMIUM INCOME
Six months ended
   11/30/97                         14.04              .53                    .66               (.41)               (.12)
Year ended 5/31:
   1997                             13.35             1.06                    .68               (.81)               (.24)
   1996                             13.61             1.04                   (.27)              (.78)               (.25)
   1995                             12.79             1.04                    .84               (.80)               (.26)
   1994                             14.18              .94                  (1.25)              (.79)               (.15)
3/18/93 to
   5/31/93                          14.05              .07                    .12              --                  --
                         DISTRIBUTIONS FROM CAPITAL GAINS
                                                                                                            PER
                                                              ORGANIZATION                               COMMON
                                                              AND OFFERING                                SHARE
                                                                 COSTS AND                               MARKET
                                     TO                TO  PREFERRED SHARE           NET ASSET            VALUE
                                 COMMON         PREFERRED     UNDERWRITING           VALUE END           END OF
                           SHAREHOLDERS     SHAREHOLDERS+        DISCOUNTS           OF PERIOD           PERIOD
NORTH CAROLINA PREMIUM INCOME
Six months ended
   11/30/97                           $--               $--            $--             $14.22          $14.4375
Year ended 5/31:
   1997                                --                --             --              13.50           14.6250
   1996                                --                --             --              12.77           12.6250
   1995                                --                --             --              13.19           12.1250
   1994                                --                --           (.14)            12.34           12.5000
5/20/93 to
   5/31/93                             --                --           (.07)             14.00           15.1250
VIRGINIA PREMIUM INCOME
Six months ended
   11/30/97                            --                --             --              14.70           14.8125
Year ended 5/31:
   1997                                --                --             --              14.04           14.5000
   1996                                --                --             --              13.35           13.5000
   1995                                --                --             --              13.61           12.8750
   1994                                --                --           (.14)             12.79           13.1250
3/18/93 to
   5/31/93                             --                --           (.06)             14.18           15.1250

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                     TOTAL
                                   INVEST-                                                          RATIO OF
                                      MENT                                                               NET
                                    RETURN         TOTAL   NET ASSETS           RATIO OF          INVESTMENT
                                        ON     RETURN ON        ND OF           EXPENSES              INCOME         PORTFOLIO
                                    MARKET     NET ASSET   PERIOD (IN         TO AVERAGE          TO AVERAGE          TURNOVER
                                   VALUE**       VALUE**    THOUSANDS)        NET ASSETS++        NET ASSETS++            RATE
NORTH CAROLINA PREMIUM INCOME
Six months ended
   11/30/97                         1.44%         8.34%       $ 135,501             .86%*             4.73%*             4%
Year ended 5/31:
   1997                            22.60         12.01          130,929             .87               4.92              19
   1996                            10.13          2.11          126,196             .88               4.75              39
   1995                             3.04         13.64          128,815             .89               4.96              32
   1994                           (13.81)        (7.79)         123,181             .93               3.85              19
5/20/93 to
   5/31/93                           .83          (.36)          82,449            1.28*              1.41*            --
VIRGINIA PREMIUM INCOME
 months ended
   11/30/97                         5.00          7.70          189,195             .85*              4.81*              7
Year ended 5/31:
   1997                            13.81         11.49          183,097             .86               4.95              16
   1996                            11.04          3.86          176,649             .87               4.92              27
   1995                             4.66         13.58          178,394             .98               5.13              45
   1994                            (8.35)        (4.58)         116,904             .93               4.56              28
3/18/93 to
   5/31/93                           .83           .93           81,227             .90*              2.70*            --

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Fund Information


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

INSERT:

BUILD A BETTER PORTFOLIO WITH NUVEEN

     Your financial adviser can show you how you can combine this Nuveen fund with other Nuveen stock and bond investments to build a portfolio that meets your short- and longer-term goals.

     Together, you can craft an investment portfolio that provides the income you need today and the growth you need for tomorrow, while simultaneously offering tax-efficiency and reduced overall risk.

     Talk with your adviser about putting Nuveen's full family of funds and trusts to work for you.

(See other side for a Nuveen product listing)

NUVEEN INVESTMENTS CAN HELP YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen Rittenhouse Growth Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNIPREFERRED(R)
PRIVATE ASSET MANAGEMENT

Serving Investors
for Generations

PHOTO OF: JOHN NUVEEN, SR.



Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com



                                                                    FSA-2.11.97